Financial Instruments	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
Note 29. Financial Instruments
The disclosures and analyses in this note do not include the financial instruments classified as assets held for sale and their related revenues and expenses presented (or re-presented) in discontinued operations.
The fair values of the Group’s financial instruments as at December 31, 2017 and 2016, other than those with carrying amounts that approximate their fair values due to their short-term nature, are summarized as follows:
As at December 31:	2017		2016
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial Assets:
Fair value through profit or loss:
Short-term securities	$6	$6	$7	$7
Derivative assets	246	246	1,240	1,240
Loans and receivables:
Long-term loan receivables (including current portion)	—	—	9,392	9,392
Available-for-sale instruments:
Securities, at fair value	5,892	5,892	5,572	5,572
Securities (including restricted non-current assets – securities), at cost	—	—	232	232
Financial Liabilities:
Financial liabilities measured at amortized cost:
Debt	$43,733	$43,733	$116,813	$118,015
Fair value through profit or loss:
Derivative liabilities	302	302	6,454	6,454
Fair value of a financial instrument represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction in the principal (or most advantageous) market at the measurement date under current market conditions regardless of whether that price is directly observable or estimated using a valuation technique. The price for a transaction which takes place under duress or the seller is forced to accept the price in the transaction might not represent the fair value of an asset or a liability. The best evidence of fair value is published price quotations in an active market. When the market for a financial asset or financial liability is not active, the Group establishes fair value by using a valuation technique. The valuation technique used maximizes the use of inputs observed in active markets, and minimizes the use of inputs generated by the Group. Internally generated inputs take into account factors that market participants would consider when pricing the financial instruments, such as liquidity and credit risks. Use of judgment is significantly involved in estimating fair value of financial instruments in inactive markets and actual results could materially differ from the estimates. To value longer-term transactions and transactions in less active markets for which pricing information is not generally available, unobservable inputs may be used.
The fair values of short-term trading securities are based on quoted market prices (Level 1 fair value hierarchy). The fair values of available-for-sale securities are based on quoted market prices, except for those which are not quoted in an active market which are estimated using an appropriate valuation method (Level 3 fair value hierarchy). Investments in equity instruments that do not have a quoted price in an active market and whose fair value cannot be reliably measured are measured at cost. The carrying amounts of cash and cash equivalents, short-term cash deposits, short-term receivables, short-term borrowings and account payables and accrued expenses, due to their short-term nature and normal trade credit terms, approximate their fair values. The fair values of long-term receivables, long-term debt and other long-term liabilities are determined using discounted cash flows at prevailing market rates of interest for similar instruments with similar credit ratings (Level 2 fair value hierarchy).
The fair values of derivative financial instruments are based on quoted market prices when possible; and if not available, estimates from third-party brokers. These broker estimates are corroborated with multiple sources and/or other observable market data utilizing assumptions that market participants would use when pricing the asset or liability, including assumptions about risk and market liquidity (Level 2 fair value hierarchy). Inputs may be readily observable or market-corroborated.
The following tables present the Group’s financial instruments measured at fair value on the consolidated statements of financial position classified by level of the fair value hierarchy as at December 31, 2017 and 2016, respectively:
As at December 31, 2017	Level 1	Level 2	Level 3	Total
Financial Assets:
Fair value through profit or loss:
Short-term securities	$6	$—	$—	$6
Derivative assets	—	246	—	246
Available-for-sale:
Securities	5,892	—	—	5,892
Total	$5,898	$246	$—	$6,144
Financial Liabilities:
Fair value through profit or loss:
Derivative liabilities	$—	$302	$—	$302

As at December 31, 2016	Level 1	Level 2	Level 3	Total
Financial Assets:
Fair value through profit or loss:
Short-term securities	$7	$—	$—	$7
Derivative assets	—	1,240	—	1,240
Available-for-sale:
Securities	5,572	—	—	5,572
Total	$5,579	$1,240	$—	$6,819
Financial Liabilities:
Fair value through profit or loss:
Derivative liabilities	$—	$6,454	$—	$6,454

Generally, management of the Group believes that current financial assets and financial liabilities, due to their short-term nature, do not pose significant financial risks. The Group uses various financial instruments to manage its exposure to various financial risks. The policies for controlling the risks associated with financial instruments include, but are not limited to, standardized company procedures and policies on matters such as hedging of risk exposure, avoidance of undue concentration of risk and requirements for collateral (including letters of credit and bank guarantees) to mitigate credit risk. The Group has risk managers and other personnel to perform checking functions and risk assessments so as to ensure that the Group’s procedures and policies are complied with.
Many of the Group’s strategies, including the use of derivative instruments and the types of derivative instruments selected by the Group, are based on historical trading patterns and correlations and the Group’s management’s expectations of future events. However, these strategies may not be fully effective in all market environments or against all types of risks. Unexpected market developments may affect the Group’s risk management strategies during the period, and unanticipated developments could impact the Group’s risk management strategies in the future. If any of the variety of instruments and strategies the Group utilizes is not effective, the Group may incur losses.
The Group does not trade in financial instruments, including derivative financial instruments, for speculative purposes.
The nature of the risks that the Group’s financial instruments are subject to as at December 31, 2017 is set out in the following table:
Risks
Market risks
Financial instrument	Credit	Liquidity	Currency	Interest rate	Other price
Cash and cash equivalents and short-term cash deposits	X		X	X
Short-term securities			X		X
Long-term securities			X		X
Derivative securities and financial liabilities	X	X	X		X
Receivables	X		X
Short-term bank borrowings		X	X
Account payables and accrued expenses		X	X
Debt		X	X	X
A sensitivity analysis for each type of market risk to which the Group is exposed on its financial instruments at the end of the reporting period is provided, showing how profit or loss and equity would have been affected by changes in the relevant risk variable that were reasonably possible at that date. These ranges of parameters are estimated by management, which are based on the facts and circumstances available at the time estimates are made, and an assumption of stable socio-economic and geopolitical states. No unusual nor exceptional events, for example, natural disasters or human-made crises and calamities, are taken into consideration when the sensitivity analysis is prepared. Actual occurrence could differ from these assumptions and such differences could be material.
Credit risk
Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. Financial instruments which potentially subject the Group to credit risk consist of cash and cash equivalents, short-term cash deposits, derivative financial instruments and credit exposure (including outstanding receivables and committed transactions). The Group has deposited cash and cash equivalents and short-term cash deposits and entered into derivative financial instrument contracts with reputable financial institutions with high credit ratings and management believes the risk of loss from these counterparties to be remote.
Most of the Group’s credit exposure is with counterparties in the merchant banking segment and are subject to normal industry credit risk. The Group has receivables from various entities including, primarily, trade customers. Credit risk from trade receivables is mitigated since they are credit insured, covered by letters of credit, bank guarantees and/or other credit enhancements. The Group routinely monitors credit risk exposure, including sector, geographic and corporate concentrations of credit and set and regularly review counterparties’ credit limits based on rating agency credit ratings and/or internal assessments of the customers and industry analysis. The Group also uses factoring and credit insurances to manage credit risk. Management believes that these measures minimize the Group’s overall credit risk; however, there can be no assurance that these processes will protect the Group against all losses from non-performance.
The average contractual credit period for trade receivables is 60-65 days and up to 180 days for certain sales. With the use of factoring facilities, the average cash collection period is reduced to approximately 15 days. For the aging analysis of past-due receivables, see Note 7.
The maximum credit risk exposure as at December 31, 2017 is as follows:
Cash and cash equivalents and short-term cash deposits	$75,064
Derivative assets	246
Receivables	55,949
Amounts recognized in the consolidated statement of financial position	131,259
Guarantees (see Note 26)	—
Maximum credit risk exposure	$131,259

In February 2016, certain guarantees related to a customer filing for insolvency were called and the Group met its obligations under these amounts. Since these guarantees were no longer contingent, but instead were probable, they were recognized as provisions of  $40,677 as at December 31, 2015, which were paid during the year ended December 31, 2016. During the year ended December 31, 2016, the Group received proceeds of  $39,149 from risk mitigation assets related to these guarantees, of which $35,121 was credited to profit or loss through a recovery of credit loss and the remainder was credited to trade receivables. During 2017, a net reversal of credit loss of  $1,317 was credited to profit or loss (see Note 7).
In 2018, the calling of a guarantee resulted in a provision for credit loss of  $1,502 as at December 31, 2017 (see Note 17).
Please see sub-heading of  “Concentration risk” in this note on credit risk concentration.
Liquidity risk
Liquidity risk is the risk that an entity will encounter difficulty in raising funds to meet commitments associated with financial instruments. The Group requires liquidity specifically to fund capital requirements, satisfy financial obligations as they become due, and to operate its merchant banking business. The Group puts in place an actively managed production and capital expenditure budgeting process for major capital programs. The Group’s approach to managing liquidity is to ensure, as far as possible, that it always has sufficient liquidity to meet its liabilities when they fall due, under normal and stress conditions, without incurring unacceptable losses. The Group maintains an adequate level of liquidity, with a portion of its assets held in cash and cash equivalents. The Group also maintains adequate banking facilities, including factoring arrangements. It is the Group’s policy to invest cash in highly liquid, diversified money market funds or bank deposits for a period of less than three months. The Group may also invest in cash deposits with an original maturity date of more than three months so as to earn higher interest income.
Generally, trade payables are due within 90 days and other payables and accrued expenses are due within one year. All short-term bank borrowings are renewable on a yearly basis. All long-term debt was classified to current liabilities as at December 31, 2017 as the lender notified the subsidiary borrowers that the debt had been accelerated and called due. The schedule of future payments is based on the Group’s historical payment patterns and management’s interpretation of contractual arrangements. The actual cash outflows might occur significantly earlier than indicated in the schedule or be for significantly different amounts from those indicated in the schedule.
Currency risk
Currency risk is the risk that the value of a financial instrument will fluctuate due to changes in foreign exchange rates. Currency risk does not arise from financial instruments that are non-monetary items or from financial instruments denominated in the functional currency. The Group operates internationally and is exposed to risks from changes in foreign currency exchange rates, particularly the Euro, Canadian dollar and U.S. dollar. Currency risk arises principally from future trading transactions, and recognized assets and liabilities. In order to reduce the Group’s exposure to foreign currency risk on material contracts (including intercompany loans) denominated in foreign currencies (other than the functional currencies of the Group companies), the Group may use foreign currency forward contracts and options to protect its financial positions. As at December 31, 2017, in its continuing operations, the Group had foreign currency derivative financial instruments (foreign currency forward contracts and options) with aggregate notional amounts of $14,766 (2016: $196,089) and a net unrealized fair value gain of  $75 (2016: net loss of  $2,416).
The Group does not have any material exposure to highly inflationary foreign currencies.
Sensitivity analysis:
At December 31, 2017, if the U.S. dollar had weakened 10% against the Group companies’ functional currencies with all other variables held constant, loss from continuing operations for the year ended December 31, 2017 would have been $1,180 higher. Conversely, if the U.S. dollar had strengthened 10% against the Group companies’ functional currencies with all other variables held constant, loss from continuing operations for the year ended December 31, 2017 would have been $1,180 lower. The reason for such change is mainly due to certain U.S. dollar denominated financial instrument assets (net of liabilities) held by entities whose functional currencies were not the U.S. dollar. There would have been no material impact arising from financial instruments on other comprehensive income in either case.
At December 31, 2017, if the Euro had weakened 10% against the Group companies’ functional currencies with all other variables held constant, loss from continuing operations for the year ended December 31, 2017 would have been $1,038 lower. Conversely, if the Euro had strengthened 10% against the Group companies’ functional currencies with all other variables held constant, loss from continuing operations for the year ended December 31, 2017 would have been $1,038 higher. The reason for such change is mainly due to certain Euro denominated financial instrument liabilities (net of assets) owed by entities whose functional currencies were not the Euro. There would have been no impact arising from financial instruments on other comprehensive income in either case.
At December 31, 2017, if the Canadian dollar had weakened 10% against the Group companies’ functional currencies with all other variables held constant, loss from continuing operations for the year ended December 31, 2017 would have been $9,911 lower. Conversely, if the Canadian dollar had strengthened 10% against the Group companies’ functional currencies with all other variables held constant, loss from continuing operations for the year ended December 31, 2017 would have been $9,911 higher. The reason for such change is mainly due to certain Canadian dollar-denominated financial instrument liabilities (net of assets) owed by an entity whose functional currencies were not the Canadian dollar. There would have been no impact arising from financial instruments on other comprehensive income in either case.
Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in market interest rates. Short-term financial assets and financial liabilities are generally not exposed to significant interest rate risk, because of their short-term nature. As at December 31, 2017, the Group did not have any long-term debt due after more than one year.
Sensitivity analysis:
At December 31, 2017, if benchmark interest rates (such as EURIBOR, LIBOR or prime rates) at that date had been 100 basis points (1.00%) per annum lower with all other variables held constant, loss from continuing operations for the year ended December 31, 2017 would have been $84 lower, arising mainly as a result of lower net interest expense. Conversely, if benchmark interest rates at that date had been 100 basis points (1.00%) per annum higher with all other variables held constant, loss from continuing operations for the year ended December 31, 2017 would have been $84 higher, arising mainly as a result of higher net interest expense. There would have been no impact arising from financial instruments on the Group’s other comprehensive income.
Other price risk
Other price risk is the risk that the value of a financial instrument will fluctuate as a result of changes in market prices, whether those changes are caused by factors specific to the individual instrument or its issuer or factors affecting all instruments traded in the market. The Group’s other price risk includes equity price risk whereby the Group’s investments in equities of other entities that are classified as held for trading or available for sale are subject to market price fluctuations. The Group did not hold any asset-backed securities.
Sensitivity analysis:
At December 31, 2017, if equity prices in general had weakened 10% with all other variables held constant, loss and other comprehensive loss from continuing operations for the year ended December 31, 2017 would have been $1 higher and $77 higher, respectively. Conversely, if equity prices in general had strengthened 10% with all other variables held constant, loss and other comprehensive loss from continuing operations for the year ended December 31, 2017 would have been $1 lower and $77 lower, respectively.
In addition, the Group buys and sells futures contracts on the London Metal Exchange and enters into financial derivative contracts (e.g. futures and swaps) with banks, customers and brokers. Management uses the financial derivative contracts to manage the price fluctuations for its own account or for customers. As at December 31, 2017, in its continuing operations, the Group had outstanding derivative financial instruments with an aggregate notional amount of  $8,690 (2016: $37,324), respectively, primarily to hedge against the long position in inventories and the usage of energy, which resulted in a net unrealized fair value loss of  $131 (2016: $2,798).
Sensitivity analysis:
At December 31, 2017, if the underlying prices in the financial instrument contracts in general had weakened 10% with all other variables held constant, loss from continuing operations for the year ended December 31, 2017 would have been $5 higher. Conversely, if the underlying prices in the financial instrument contracts in general had strengthened 10% with all other variables held constant, loss from continuing operations for the year ended December 31, 2017 would have been $5 lower. There would have been no impact arising from financial instruments on other comprehensive income in either case.
The Group executes contracts with third parties for the sale and physical delivery of inventory so as to achieve a targeted price. Such contracts are not typically financial instruments and therefore are excluded from the fair value disclosures and sensitivity analyses.
Concentration risk
Management determines the concentration risk threshold amount as any single financial asset (or liability) exceeding 10% of total financial assets (or liabilities) in the Group’s consolidated statement of financial position.
The Group regularly maintains cash balances in financial institutions in excess of insured limits. The Group has deposited cash and cash equivalents, short-term cash deposits and restricted cash with reputable financial institutions with high credit ratings, and management believes the risk of loss to be remote. As at December 31, 2017, the Group had cash and cash equivalents aggregating $2,412 with a banking group in Europe. The Group also owed $45,721 in aggregate short-term banking borrowings and debt to the European banking group and had derivative contracts with an aggregate notional amount of  $14,766 with the European banking group. A customer filed for insolvency in 2016. As of December 31, 2017, the Group recognized trade receivables of  $21,375 (2016: $100,008) due from the customer and its affiliates, net of allowance for credit losses.
Offsetting a financial asset and financial liabilities
In December 2016, the Group and a financial institution reached a legally enforceable agreement whereby the Group would set off its cash account with the financial institution against its debt and payables owing to the same financial institution. The realization of the cash account and the settlement of liabilities were simultaneously completed on January 2, 2017. As a result, the financial assets were set off against the financial liabilities as at December 31, 2016 as follows:
Recognized asset and liabilities	Gross amount	Amount set off	Net amount*
Cash and cash equivalents	$201,866	$(81,190)	$120,676
Debt, current portion	114,228	(77,979)	36,249
Accounts payables and accrued expenses	48,325	(3,211)	45,114
*      Amounts presented in the consolidated statement of financial position.

Additional disclosure
In addition to information disclosed elsewhere in these consolidated financial statements, the Group had significant items of income, expense, and gains and losses resulting from financial assets and financial liabilities which were included in profit or loss from continuing operations for the years ended December 31, 2017, 2016 and 2015 as follows:
	2017	2016	2015
Interest income on financial assets not at fair value through profit or loss	$434	$605	$743
Interest income on financial assets classified at fair value through profit or loss	539	2,451	3,494
Total interest income	$973	$3,056	$4,237
Interest expense on financial liabilities not at fair value through profit or loss	$3,509	$7,747	$3,701
Interest expense on financial liabilities classified at fair value through profit or loss	1,195	7,720	13,793
Total interest expense	$4,704	$15,467	$17,494
Dividend income on financial assets at fair value through profit or loss	$—	$—	$—
Dividend income on financial assets classified as available for sale, other	—	6	7
Net gain on financial assets at fair value through profit or loss	6,825	1,240	2,829